STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

                       CASH MANAGEMENT FUND
                               OF
                       THE FFB LEXICON FUND

                         2 Oliver Street
                   Boston, Massachusetts 02109
                         1-800-833-8974

                By and in Exchange for Shares of

                   EVERGREEN MONEY MARKET FUND

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Cash Management Fund, a series of The FFB Lexicon Fund, in exchange for Class Y shares of Evergreen Money Market Fund and the assumption by Evergreen Money Market Fund of certain identified liabilities of the Cash Management Fund, is not a prospectus. A Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen Money Market Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1.   The Prospectus of the Evergreen Money Market Fund dated
          July 7, 1995.

     2.   The Statement of Additional Information of the
          Evergreen Money Market Fund dated July 7, 1995.

     3.   The Annual Report of the Evergreen Money Market Trust
          (now known as Evergreen Money Market Fund) dated August
          31, 1994.

     4.   The Semi-Annual Report of the Evergreen Money Market
          Trust (now known as Evergreen Money Market Fund) dated
          February 28, 1995.

     5.   The Prospectus of the Cash Management Fund dated
          December 30, 1994.

     6.   The Statement of Additional Information of the Cash
          Management Fund dated December 30, 1994.

     7.   The Annual Report of the Cash Management Fund dated
          August 31, 1994.

     8. The Semi-Annual Report of the Cash Management Fund dated February 28, 1995.


     The  following  pro  forma  financial   information  relates  to  the  Cash
Management Fund and the Evergreen Money Market Fund:


                                                              EVERGREEN               FFB FUNDS TRUST           LEXICON CASH
                                                          MONEY MARKET FUND         CASH MANAGEMENT FUND        MANAGEMENT FUND
                                                            JUNE 30,1995               JUNE 30,1995              JUNE 30,1995


                                                       Principal                    Principal                 Principal
Security Description*                                    Amount          Value       Amount        Value       Amount      Value

Bankers Accceptances    3.2%
Bank of America 6.16% due 9/18/95                          $1,000,000    $986,824
Bank of America 6.16% due 9/20/95                           3,000,000   2,959,447
Bank of America 6.16% due 9/25/95                           2,000,000   1,971,253
Bank of Montreal 6.12%  due 8/15/95                         5,000,000   4,963,450
Bank of Nova Scotia 6.57% due 7/10/95                                               $5,000,000   $4,992,125
Bank of Tokyo, Ltd. 6.18% due  9/22/95                      5,000,000   4,930,475
Mitsubishi Bank Ltd 5.94%  due 7/7/95                       5,150,000   5,146,601
Mitsubishi Bank Ltd 6.0%  due 7/20/95                         300,000     299,150
Mitsubishi Bank Ltd 6.04% due 8/28/95                       1,100,000   1,089,665
Mitsubishi Bank Ltd 6.05%  due 10/16/95                     1,500,000   1,473,488
Mitsubishi Bank Ltd 6.05% due 9/22/95                       1,000,000     986,388
PNC Bank 6.22% due 11/16/95                                                         10,000,000   10,004,834
Societe Generale 6.0%  due 6/12/95                         10,000,000  10,000,000
Societe Generale 6.07% due 7/31/95                          4,000,000   3,981,116
     Total Bankers' Acceptances                                        38,787,857                14,996,959          $0          $0

Certificates of Deposit     1.5%
First Bk Sioux Falls SD 6.07% 7/11/95                      15,000,000  15,000,000
First Natl Bk Boston 6.33% 9/27/95                         10,000,000   9,999,500
     Total Certificates of Deposit                                     24,999,500            0            0           0           0

Certificates of Deposit - Eurodollar          4.1%
Abbey National Bank 6.1% due 7/19/95                                                 5,000,000    4,999,988
Bank of Nova Scotia 6.21% due 7/13/95                                               15,000,000   15,000,069
Duetsche Bank 6.65% due 7/17/95                                                     13,000,000   13,000,583
Duetsche Bank 6.43% due 7/24/95                                                     10,000,000   10,002,317
Duetsche Bank 6.38% due 7/24/95                                                      5,000,000    5,001,299
Morgan Guaranty 6.70% due 7/31/95                                                   10,000,000   10,000,022
Nordeutsche Bandesbank 6.60% due 7/31/95                                            10,000,000   10,000,737
     Total CD-Eurodollar                                                       $0                68,005,015           0           0

Certificates of Deposit - Yankee              8.1%
Bank of Montreal 5.98% 10/5/95                                                      10,000,000    9,997,360
Bank of Montreal Yankee CD 5.80% due 10/5/95                                                                  2,000,000   1,999,472
Bank of Nova Scotia 6.06% due 7/10/95                                                5,000,000    5,000,049
Bank of Nova Scotia 6.06% due 8/7/95                                                10,000,000   10,000,204
Banque National Paris 6.19% due 8/17/95                                             10,000,000   10,000,997
Canadian Imperial Bank of Commerce 6.13% due 8/15/95                                10,000,000   10,000,246
Canadian Imperial Bank of Commerce 5.89% due 9/6/95                                 10,000,000   10,000,000
Commerzbank 6.36% due 8/7/95                                                        15,000,000   15,002,413
Commerzbank NY Yankee CD 5.78% due 9/6/95                                                                     2,000,000   1,999,810
Paribas Finance Inc. 6.11% due 8/3/95                                               10,000,000   10,000,487
Rabobank Nederland 6.35% due 8/21/95                                                10,000,000   10,001,896
Sanwa Bank, Ltd. 6.12% due 8/10/95                                                  10,000,000   10,000,219
Sanwa Bank, Ltd. 6.08% due 11/30/95                                                 10,000,000   10,001,229
Societe Generale 6.06% due 7/10/95                                                  10,000,000   10,000,074
Societe Generale 6.05% due 8/10/95                                                  10,000,000   10,000,657
     Total CD-Yankee                                                            0               130,005,831   4,000,000   3,999,282

Commercial Paper                             67.6%
Abbey National 6% 7/31/95                                                                                     3,000,000   2,985,000
ABN AMRO Canada 6.06% due 8/31/95                                                   10,000,000    9,900,197
ABN AMRO Canada 5.97% due 9/14/95                                                   20,000,000   19,757,917
Allianz of America Finance 5.9% 7/7/95                      3,900,000   3,897,443
Allianz of America Finance 6.03% 10/5/95                   20,000,000  19,669,200
Allianz of America Finance 6.05% 10/5/95                    1,200,000   1,181,043
American Express Credit 5.93% 9/12/95                                                                         2,000,000   1,975,951
American Express Credit Corp. 6.29% 7/20/95                                         15,000,000   14,951,788
American General Finance 5.87% 9/14/95                                                                        3,000,000   2,963,313
American Home Prod Corp 5.94% 9/7/95                       15,000,000  14,857,576
American Home Prods Corp 5.98% 7/26/95                     10,000,000   9,961,794
American Honda Finance 6.06% 8/1/95                         7,250,000   7,212,167
American Honda Finance 6.13% 7/24/95                        3,400,000   3,387,842
American Honda Finance 6.16% 7/24/95                        5,000,000   4,980,322
American Honda Finance 6.18% 9/22/95                        3,000,000   2,958,285
American Honda Finance 6.18% 9/26/95                        3,600,000   3,547,470
ANZ Delaware 6.01% due 8/1/95                                                                                 3,000,000   2,984,474
ANZ Delaware Inc. 6.1% due 7/26/95                                                  10,000,000    9,958,681
Apreco Inc. 6.01% due 9/22/95                                                       10,000,000    9,865,586
Arena Funding Corporation 5.97% 8/25/95                     1,370,000   1,357,959
Asset Securitization Coop. Corp. 6.15% due 7/7/95                                   10,000,000    9,990,017
Asset Securitization Coop. Corp. 6.08% 8/23/95                                      10,000,000    9,912,697
Asset Securitization Coop. Corp. 5.94% due 9/19/95                                  10,000,000    9,871,556
Associates Corporation 5.93% 7/25/95                                                                          3,000,000   2,988,140
AT&T Corporation 5.95% 7/10/95                                                                                1,500,000   1,497,769
AT&T Corporation 5.98% 7/18/95                                                                                3,000,000   2,991,528
B.I. Funding Inc 6% 8/21/95                                 8,000,000   7,934,667
Banco Espirito Santo N.A. 6.12% due 7/18/95                                          5,000,000    4,985,904
Bankers Trust 5.93% due 8/10/95                                                                               3,000,000   2,980,233
Bankers Trust NY Corp 5.95 %11/6/95                         5,000,000   4,894,222
Bankers Trust NY Corp 6.1% 10/11/95                        15,000,000  14,740,750
Bankers Trust NY Corp. 6.10% due 8/9/95                                             10,000,000    9,935,758
Barclays Bank 6.23% due 7/5/95                                                      15,000,000   14,989,916
Barnett Bks Inc 5.97% 7/11/95                              15,000,000  14,975,125
Bayerische Landesbank Girozentrale 5.75% 9/28/95                                                              2,500,000   2,464,462
BMW US Cap Corp 6.14% 9/25/95                               5,500,000   5,421,203
BMW US Capital Corp 5.97% 8/2/95                              750,000     746,269
BMW US Capital Corp 6.15% 9/22/95                             800,000     788,930
BMW US Capital Corp 6.16% 9/27/95                           3,100,000   3,054,382
Broadway Capital Corp 5.95% 9/1/95                          5,102,000   5,049,719
BTR Dunlop 5.95% 7/10/95                                                                                      1,740,000   1,737,412
BTR Dunlop Finance Inc 6.15% 9/13/95                       10,000,000   9,877,000
BTR Dunlop Finance Inc. 6.10% due 7/14/95                                            5,000,000    4,989,239
BTR Dunlop Finance Inc. 6.43% due 8/21/95                                           20,000,000   19,825,750
Calcot Ltd 6.07% 7/28/95                                    5,000,000   4,978,924
Canadian Imperial Bank 6.05% due 9/1/95                                             10,000,000    9,898,733
Cargill Incorporated 6.05% 7/14/95                                                                            2,565,000   2,559,396
Ciesco 6% 8/2/95                                                                                              3,000,000   2,984,000
Ciesco LP Corp. 6.08% due 7/12/95                                                   10,000,000    9,981,819
Ciesco LP Corp. 6.08% due 8/16/95                                                    5,000,000    4,962,306
CIT Group Holdings 6.06% 7/11/95                                                                              2,000,000   1,996,633
Coca Cola Company 5.75% 9/14/95                                                                               2,000,000   1,976,042
Compagnie Bancaire 5.92% 8/11/95                                                                              3,000,000   2,979,773
Compagnie Bancaire USA Fdg 6.28%  due7/6/95                                         15,000,000   14,987,292
Compagnie Bancaire USA Fdg 6.28% due 8/11/95                                        10,000,000    9,932,236
Compagnie Bancaire USA Fdg 6.0%  due 9/26/95                                         5,000,000    4,929,554
Cooperative Assoc of Tractor 6% 8/18/95                     1,590,000   1,577,810
Cooperative Assoc of Tractor 6% 9/8/95                      1,800,000   1,779,900
Corporate Asset Funding 6% 7/20/95                                                                            3,000,000   2,990,500
Credit Suisse 5.98% 11/2/95                                 3,000,000   2,939,203
CS First Boston 5.9% 7/21/95                               10,000,000   9,967,222
CS First Boston 5.92% 7/27/95                                                                                 3,000,000   2,987,173
CS First Boston Corp. 6.06% due 7/21/95                                              5,000,000    4,983,472
Daewoo International (America) 6.0% 7/12/95                 3,600,000   3,594,600
Dayton Hudson Corp 6% 7/31/95                              10,300,000  10,251,933
Dayton Hudson Corp 6% 8/4/95                                2,500,000   2,486,667
Dean Witter Discover & Co. 6.09% due 7/11/95                                        10,000,000    9,983,667
Diamond Asset FDG Corp 6.18% 8/15/95                        4,278,000   4,244,952
Diamond AssetFDG Corp 5.93% 8/25/95                         5,000,000   4,954,701
DIC Americas Inc 5.9% 8/4/95                               10,000,000   9,944,278
Dynamic Funding Cop 5.97% 8/3/95                           10,000,000   9,948,592
Dynamic Funding Corp 5.9% 10/2/95                          10,406,000  10,247,395
Dynamic Funding Corp 5.95% 7/25/95                          5,000,000   4,980,167
Dynamic Funding Corp 6.05% 7/31/95                         10,000,000   9,949,583
E.I. Dupont De Nemours 6% 7/6/95                                                                              3,000,000   2,997,500
Eksportfinans 5.88% 9/8/95                                                                                    3,000,000   2,966,190
Falcon Asset Securitiztn 5.95% due 8/10/95                 20,000,000  19,867,778
Finova Cap Corp 6.05% due 9/22/95                           3,200,000   3,156,440
Finova Cap Corp 6.07% due  8/11/95                          7,000,000   6,953,969
Ford Motor Credit 5.72%  due10/27/95                                                                          2,000,000   1,962,502
Ford Motor Credit Co. 6.10% due 7/21/95                                             10,000,000    9,966,889
Ford Mtr Co 5.9% due 8/28/95                               20,000,000  19,809,889
General Electric Capital Services 5.85%  due 8/24/95                                                          3,000,000   2,973,675
General Electric Company 6.69% due 7/25/95                                          15,000,000   14,936,000
General Electric Company 6.05% due 8/18/95                                          10,000,000    9,921,200
General Motors Accep Corp 5.94%  due9/20/95                10,000,000   9,866,350
Golden Managers Acceptance Cor 5.98% due7/26/95            10,000,000   9,961,794
Golden Managers Acceptance Cor 6%  due 7/20/95                830,000     827,787
Golden Peanut Co 6.12%  due 7/3/95                          3,000,000   3,000,000
Goldman Sachs 5.75%  due10/17/95                                                                              3,000,000   2,948,250
Goldman Sachs Co. 6.04% due 9/11/95                                                 10,000,000    9,882,400
Heinz H. J. & Co. 6.07% 7/13/95                                                      5,000,000    4,990,083
Hercules Inc. 5.86% 8/22/95                                 1,500,000   1,487,792
Hewlett Packard Company 5.87% 8/22/95                                                                         2,050,000   2,032,618
Hosekana Micron Intl Inc 5.98% 7/14/95                     10,000,000   9,978,406
Hyundai Motor Finance Co 6.16% 9/25/95                      3,700,000   3,646,819
International Lease Fin Corp 6.18%  due 9/25/95             3,600,000   3,548,088
J.P. Morgan & Co. 6.03% due 8/30/95                                                 10,000,000    9,902,333
Kellogg Incorporated 5.93% 7/31/95                                                                            1,300,000   1,293,576
Konica Finance USA Corp 6.0% due 7/17/95                      800,000     798,133
Mass Coll Pharmacy Allied Hlth 5.93% 8/8/95                 2,100,000   2,087,547
Mass Coll Pharmacy Allied Hlth 5.98% 7/7/95                 1,600,000   1,598,937
Mc Kenna Triangle National Corp 5.93% 7/7/95               10,000,000   9,990,083
Merrill Lynch & Co 6.05% 7/14/95                            7,000,000   6,984,707
Merrill Lynch & Co. 6.04% due 8/24/95                                               10,000,000    9,911,500
Merrill Lynch & Co. 6.07% due 8/29/95                                                5,000,000    4,951,653
Merrill Lynch & Co. 5.97% due 7/27/95                      10,000,000   9,956,883
Merrill Lynch Co Inc. 6.15% due 9/29/95                     2,900,000   2,856,403
Metlife Funding 5.9% 8/10/95                                                                                  2,000,000   1,986,889
Metrocrest Hosp Auth 6.1216% 8/1/95                         6,250,000   6,217,054
Michiman America Inc 5.97% 7/10/95                         10,000,000   9,985,073
Morgan,J.P. Co Inc 6.2% 5/13/96                             5,000,000   5,000,000
Newell Co. 6% 8/31/95                                      10,000,000   9,901,667
Northwestern University 5.93% 8/15/95                       3,000,000   2,978,751
Nynex 6.06% 9/25/95                                        10,000,000   9,855,233
One Embarcadero CT Venture 5.95% 8/16/95                   11,317,000  11,230,959
Ord Finance 6.0% 7/27/95                                    2,500,000   2,490,000
Orix America 5.92% due 7/6/95                              10,000,000   9,991,778
Orix America 5.97% due 7/6/95                              10,000,000   9,991,708
Penex Cap  5.9% due 9/3/95                                 15,000,000  14,837,750
Pitney Bowes 5.67% due 12/1/95                                                                                2,000,000   1,951,805
Prefco 5.95% due 7/10/95                                                                                      2,000,000   1,997,025
Proctor & Gamble 5.75% 9/19/95                                                                                1,000,000     987,222
Province of British Columbia 6.15% 7/7/95                                                                     1,250,000   1,248,719
Prudential Finance Jersey LTD 5.95% 8/14/95                 5,000,000   4,963,639
Prudential Finance Jersey LTD 5.95% 8/8/95                 10,000,000   9,937,194
Prudential Funding 5.75% 9/27/95                                                                              2,000,000   1,971,889
Ranger Funding 5.97% 7/10/95                               13,000,000  12,980,598
Rexam 5.9% 9/6/95                                          25,000,000  24,725,486
Riverwood FDG Corp. 6.07% due 7/13/95                                                6,000,000    5,988,100
Riverwoods Fndg Corp 5.95% 7/18/95                          5,000,000   4,985,951
Royal Bank of Canada 6.06% 11/30/95                                                                           1,000,000     974,413
Seiko Corp of America 6.1% 10/17/95                        10,000,000   9,820,389
Sharp Electronics 6.55% 7/14/95                             5,000,000   4,928,174
Sherwood Med Co 5.95% 9/5/95                               10,000,000   9,890,917
Smith Barney Inc. 6.08% due 8/9/95                                                   5,000,000    4,967,771
Smithkline Beecham Corp 6.02% 8/31/95                       4,200,000   4,158,562
Societe Generale New York 5.85% 8/25/95                    20,000,000  19,821,250
Southland Corp 5.95% 8/8/95                                 9,000,000   8,943,475
SRD Finance 5.98% 7/27/95                                  20,000,000  19,913,622
SRD Finance 6.05% 7/27/96                                  10,000,000   9,956,306
Stanley Works 5.96% 7/26/95                                10,000,000   9,961,922
STR Dunlop Finance Inc 5.93% 8/17/95                       10,000,000   9,922,581
STR Dunlop Finance Inc.  6.15%  9/13/95                    10,000,000   9,873,583
Strategic Asset Funding Corp. 5.99% 8/31/95                10,000,000   9,901,831
Sunkyong America Inc 5.96% 8/9/95                           6,303,000   6,264,391
Svenska Handelbanken Inc. 6.05% due 9/1/95                                           5,000,000    4,949,367
Svenska Handelsbanken  6.12% 9/29/95                        2,000,000   1,970,080
Svenska Handelsbanken 5.95% 8/17/95                                                                           2,000,000   1,984,464
Svenska Handelsbanken 6.05% 9/26/95                         1,000,000     985,715
Svenska Handelsbanken 6.07% 10/16/95                        2,100,000   2,062,821
Svenska Handelsbanken Inc 6.13% 9/5/95                      7,500,000   7,415,713
Svenska Handelssanken Inc 5.95% 7/31/95                    10,000,000   9,950,417
Texas Agricultural Fin Auth 6.05%  7/31/95                  7,000,000   6,967,061
Three Embarcadero Center 6.0% 7/7/95                        1,000,000     999,333
Toronto Dominion 5.98% 7/24/95                                                                                3,000,000   2,988,538
Toshiba America 5.88% 11/7/95                              10,000,000   9,789,300
Toshiba America 6.02% 7/28/95                              10,000,000   9,954,850
Toshiba America 6.18% 9/11/95                               9,000,000   8,891,850
Toyota Mtr Cr Co 6.17% 12/29/95                             5,000,000   4,846,607
Toyota Mtr Cp Co 6.15% 12/27/95                             5,000,000   4,847,104
Transamerica Finance Group Inc 6.05%  due 10/20/95          5,000,000   4,908,410                             2,000,000   1,962,692
UBFC Inc. 5.97% 8/8/95                                     10,000,000   9,940,300
Unilever Cap Corp. 5.98% due 9/22/95                                                10,000,000    9,866,278
Whirlpool Corp 6% 7/28/95                                   1,400,000   1,394,167
     Total Commercial Paper                                            727,070,672              318,827,659              79,269,766


Corporate Bond/Short Term                     2.1%
Anheuser Busch Cos Inc 8.75% 7/15/95                        3,000,000   3,002,676
Central Fid BK VA BK MT 4.785% 2/15/96                     13,820,000  13,707,094
Hanson Overseas 5.5% 1/15/96                                3,000,000   2,970,983
Lehman Brothers Hldgs Inc. 7.68% 2/12/96                    8,000,000   8,035,316
Merrill Lynch 5.01% due 8/23/94                                                                               5,000,000   5,000,000
Super Value Store 5.075 11/15/95                            3,000,000   2,980,952
     Total Corporate Bond/Short Term                                   30,697,021                         0               5,000,000

Medium Term Notes                             2.4%
Merrill Lynch & Company 6.34% due 8/23/95                                           25,000,000   25,000,000
Society National Bank Cleveland 6.29% due 3/20/96                                   10,000,000    9,998,231
General Motors Corp 5.95% 2/23/96                           4,500,000   4,500,000
     Total Medium Term Notes                                            4,500,000                34,998,231                       0

Mutual Fund Shares                            0.4%
Lehman Prime Value                                          6,576,731   6,576,731
     Total Mutual Fund Shares                                           6,576,731                         0                       0

Repurchase Agreements **                      7.8%
Donaldson, Lufkin, & Jenrette 6% dated 6/30/95, due 7/3/95 17,891,000  17,891,000
JP Morgan Securities Inc. 6.20% dated 6/30/95, due 7/3/95                           30,000,000   30,000,000   3,845,411   3,845,411
Lehman Brothers 6.16%  due 7/3/95                                                                             3,800,000   3,800,000
Smith Barney Securities,  6.25% dated 6/30/95, due 7/3/95                           30,287,000   30,287,000
UBS, Inc. 6.25%  due 7/3/95                                                                                   3,822,721   3,822,721
UBS, Inc. 6.35% dated 6/30/95, due 7/3/95                                           40,000,000   40,000,000
     Total Repurchase Agreements                                       17,891,000               100,287,000              11,468,132

U.S. Government Agency Obligations            0.2%
Federal Home Loan Mortgage Corporation 6.79% due 2/20/96                                                      1,000,000   1,000,000
Federal Nat'l Mortgage Association 5.87% due 7/12/          2,100,000   2,096,918
U.S. Treasury Bill 5.38% due 5/30/96                                                   130,000      123,499
     Total U.S. Government Agency Oligations                            2,096,918                   123,499               1,000,000

Variable Rate Notes                           2.9%
American Honda Fin Corp Medium 6.1875% 1/26/96              5,000,000   5,000,000
Beta Finance Corp-6.3% 9/7/95                               4,000,000   3,999,626
CIT Group Hldgs Inc 6.2% 9/18/95                            4,000,000   3,998,862
CS First Boston Group Inc. 6.33% 8/25/95                    5,000,000   5,000,000
Dean Witter Discover + Co 6.3125% 12/15/95                  7,000,000   7,004,636
FCC Natl Bk Wilmington Del 5.61% 11/9/95                    5,000,000   4,998,153
General Elec Cap Corp 6.32% 11/21/95                        5,000,000   4,999,608
General Mtrs Accep Corp MTN 6.4% 3/1/96                     5,000,000   4,999,526
Merrill Lynch + Co Inc 6.31% 2/20/96                        8,000,000   8,000,514
     Total Variable Rate Notes                                         48,000,925                         0                       0

Total Investments (Cost $1,668,601,998)***  100.0%                     900,620,624              667,244,194              100,737,180

Other Assets & Liabilities                    (0%)                       (344,617)                  (29,200)               (382,596)
Total Net Assets                            100.0%                   $900,276,007              $667,214,994            $100,354,584



                                PRO FORMA
                                COMBINED
                               JUNE 30,1995


                         Principal
      ADJUSTMENTS         Amount         Value
                         1,000,000    $  986,824
                         3,000,000     2,959,447
                         2,000,000     1,971,253
                         5,000,000     4,963,450
                         5,000,000     4,992,125
                         5,000,000     4,930,475
                         5,150,000     5,146,601
                           300,000       299,150
                         1,100,000     1,089,665
                         1,500,000     1,473,488
                         1,000,000       986,388
                        10,000,000    10,004,834
                        10,000,000    10,000,000
                         4,000,000     3,981,116
                 0      54,050,000    53,784,816


                        15,000,000    15,000,000
                        10,000,000     9,999,500
                 0      25,000,000    24,999,500


                         5,000,000     4,999,988
                        15,000,000    15,000,069
                        13,000,000    13,000,583
                        10,000,000    10,002,317
                         5,000,000     5,001,299
                        10,000,000    10,000,022
                        10,000,000    10,000,737
                 0      68,000,000    68,005,015


                        10,000,000     9,997,360
                         2,000,000     1,999,472
                         5,000,000     5,000,049
                        10,000,000    10,000,204
                        10,000,000    10,000,997
                        10,000,000    10,000,246
                        10,000,000    10,000,000
                        15,000,000    15,002,413
                         2,000,000     1,999,810
                        10,000,000    10,000,487
                        10,000,000    10,001,896
                        10,000,000    10,000,219
                        10,000,000    10,001,229
                        10,000,000    10,000,074
                        10,000,000    10,000,657
                 0     134,000,000   134,005,113


                         3,000,000     2,985,000
                        10,000,000     9,900,197
                        20,000,000    19,757,917
                         3,900,000     3,897,443
                        20,000,000    19,669,200
                         1,200,000     1,181,043
                         2,000,000     1,975,951
                        15,000,000    14,951,788
                         3,000,000     2,963,313
                        15,000,000    14,857,576
                        10,000,000     9,961,794
                         7,250,000     7,212,167
                         3,400,000     3,387,842
                         5,000,000     4,980,322
                         3,000,000     2,958,285
                         3,600,000     3,547,470
                         3,000,000     2,984,474
                        10,000,000     9,958,681
                        10,000,000     9,865,586
                         1,370,000     1,357,959
                        10,000,000     9,990,017
                        10,000,000     9,912,697
                        10,000,000     9,871,556
                         3,000,000     2,988,140
                         1,500,000     1,497,769
                         3,000,000     2,991,528
                         8,000,000     7,934,667
                         5,000,000     4,985,904
                         3,000,000     2,980,233
                         5,000,000     4,894,222
                        15,000,000    14,740,750
                        10,000,000     9,935,758
                        15,000,000    14,989,916
                        15,000,000    14,975,125
                         2,500,000     2,464,462
                         5,500,000     5,421,203
                           750,000       746,269
                           800,000       788,930
                         3,100,000     3,054,382
                         5,102,000     5,049,719
                         1,740,000     1,737,412
                        10,000,000     9,877,000
                         5,000,000     4,989,239
                        20,000,000    19,825,750
                         5,000,000     4,978,924
                        10,000,000     9,898,733
                         2,565,000     2,559,396
                         3,000,000     2,984,000
                        10,000,000     9,981,819
                         5,000,000     4,962,306
                         2,000,000     1,996,633
                         2,000,000     1,976,042
                         3,000,000     2,979,773
                        15,000,000    14,987,292
                        10,000,000     9,932,236
                         5,000,000     4,929,554
                         1,590,000     1,577,810
                         1,800,000     1,779,900
                         3,000,000     2,990,500
                         3,000,000     2,939,203
                        10,000,000     9,967,222
                         3,000,000     2,987,173
                         5,000,000     4,983,472
                         3,600,000     3,594,600
                        10,300,000    10,251,933
                         2,500,000     2,486,667
                        10,000,000     9,983,667
                         4,278,000     4,244,952
                         5,000,000     4,954,701
                        10,000,000     9,944,278
                        10,000,000     9,948,592
                        10,406,000    10,247,395
                         5,000,000     4,980,167
                        10,000,000     9,949,583
                         3,000,000     2,997,500
                         3,000,000     2,966,190
                        20,000,000    19,867,778
                         3,200,000     3,156,440
                         7,000,000     6,953,969
                         2,000,000     1,962,502
                        10,000,000     9,966,889
                        20,000,000    19,809,889
                         3,000,000     2,973,675
                        15,000,000    14,936,000
                        10,000,000     9,921,200
                        10,000,000     9,866,350
                        10,000,000     9,961,794
                           830,000       827,787
                         3,000,000     3,000,000
                         3,000,000     2,948,250
                        10,000,000     9,882,400
                         5,000,000     4,990,083
                         1,500,000     1,487,792
                         2,050,000     2,032,618
                        10,000,000     9,978,406
                         3,700,000     3,646,819
                         3,600,000     3,548,088
                        10,000,000     9,902,333
                         1,300,000     1,293,576
                           800,000       798,133
                         2,100,000     2,087,547
                         1,600,000     1,598,937
                        10,000,000     9,990,083
                         7,000,000     6,984,707
                        10,000,000     9,911,500
                         5,000,000     4,951,653
                        10,000,000     9,956,883
                         2,900,000     2,856,403
                         2,000,000     1,986,889
                         6,250,000     6,217,054
                        10,000,000     9,985,073
                         5,000,000     5,000,000
                        10,000,000     9,901,667
                         3,000,000     2,978,751
                        10,000,000     9,855,233
                        11,317,000    11,230,959
                         2,500,000     2,490,000
                        10,000,000     9,991,778
                        10,000,000     9,991,708
                        15,000,000    14,837,750
                         2,000,000     1,951,805
                         2,000,000     1,997,025
                         1,000,000       987,222
                         1,250,000     1,248,719
                         5,000,000     4,963,639
                        10,000,000     9,937,194
                         2,000,000     1,971,889
                        13,000,000    12,980,598
                        25,000,000    24,725,486
                         6,000,000     5,988,100
                         5,000,000     4,985,951
                         1,000,000       974,413
                        10,000,000     9,820,389
                         5,000,000     4,928,174
                        10,000,000     9,890,917
                         5,000,000     4,967,771
                         4,200,000     4,158,562
                        20,000,000    19,821,250
                         9,000,000     8,943,475
                        20,000,000    19,913,622
                        10,000,000     9,956,306
                        10,000,000     9,961,922
                        10,000,000     9,922,581
                        10,000,000     9,873,583
                        10,000,000     9,901,831
                         6,303,000     6,264,391
                         5,000,000     4,949,367
                         2,000,000     1,970,080
                         2,000,000     1,984,464
                         1,000,000       985,715
                         2,100,000     2,062,821
                         7,500,000     7,415,713
                        10,000,000     9,950,417
                         7,000,000     6,967,061
                         1,000,000       999,333
                         3,000,000     2,988,538
                        10,000,000     9,789,300
                        10,000,000     9,954,850
                         9,000,000     8,891,850
                         5,000,000     4,846,607
                         5,000,000     4,847,104
                         7,000,000     6,871,102
                        10,000,000     9,940,300
                        10,000,000     9,866,278
                         1,400,000     1,394,167
                0    1,134,151,000  1,125,168,097


                         3,000,000     3,002,676
                        13,820,000    13,707,094
                         3,000,000     2,970,983
                         8,000,000     8,035,316
                         5,000,000     5,000,000
                         3,000,000     2,980,952
                 0      35,820,000    35,697,021


                        25,000,000    25,000,000
                        10,000,000     9,998,231
                         4,500,000     4,500,000
                 0      39,500,000   $39,498,231


                         6,576,731     6,576,731
                 0       6,576,731    $6,576,731

                        17,891,000    17,891,000
                        33,845,411    33,845,411
                         3,800,000     3,800,000
                        30,287,000    30,287,000
                         3,822,721     3,822,721
                        40,000,000    40,000,000
                 0     129,646,132  $129,646,132


                         1,000,000     1,000,000
                         2,100,000     2,096,918
                           130,000       123,499
                 0       3,230,000     3,220,417

                         5,000,000     5,000,000
                         4,000,000     3,999,626
                         4,000,000     3,998,862
                         5,000,000     5,000,000
                         7,000,000     7,004,636
                         5,000,000     4,998,153
                         5,000,000     4,999,608
                         5,000,000     4,999,526
                         8,000,000     8,000,514
                 0      48,000,000    48,000,925
                 0   1,677,973,863 1,668,601,998
                                        (756,413)
                                  $1,667,845,585


* Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

**    The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

***   Also represents cost for federal tax purposes.

(See Notes which are an integral part of the Pro-Forma Financial Statements)




                                                       Evergreen     FFB Cash    Lexicon Cash
                                                     Money Market   Management    Management                          Pro Forma
                                                         Fund          Fund          Fund        Adjustments          Combined
   ASSETS
   Investments in securities, at amortized cost
      (Cost $1,668,601,988)                          $900,620,624  $667,244,194  $100,737,180                       $1,668,601,998
   Cash                                                   955,324        42,358        35,759         206,757 (1)        1,240,198
   Interest receivable                                  1,457,195     3,328,967        75,713                            4,861,875
   Receivable for fund shares sold                         76,229             0             0                               76,229
   Other assets                                                 0        57,386             0                               57,386
   Prepaid expenses                                        32,761       224,148             0        (206,757)(1)           50,152
                      TOTAL ASSETS                    903,142,133   670,897,053   100,848,652               0        1,674,887,838

   LIABILITIES:
   Payable for fund shares repurchased                    365,707             0             0                              365,707
   Dividends payable                                    2,256,576     3,195,566       441,440                            5,893,582
   Accrued advisory fee                                    66,291       198,516             0                              264,807
   Accrued expenses                                       177,552       287,977        52,628                              518,157
                   TOTAL LIABILITIES                    2,866,126     3,682,059       494,068               0            7,042,253

                       NET ASSETS                   $ 900,276,007  $667,214,994  $100,354,584               0      $ 1,667,845,585

   NET ASSETS CONSIST OF:
   Paid in capital                                  $ 900,809,087  $667,214,994  $100,352,990                      $ 1,668,377,071
   Accumulated net realized gain(loss) on investments    (533,080)            0         1,594                             (531,486)
                       NET ASSETS                   $ 900,276,007  $667,214,994  $100,354,584               0      $ 1,667,845,585


   Net asset value and offering price per share:
   Class A                                                  $1.00         $1.00         $1.00                                $1.00

   Class B                                                  $1.00             -             -                                $1.00

   Class Y                                                  $1.00             -             -                                $1.00

   Net Assets:
   Class A                                            558,182,562   667,214,994             -                        1,225,397,556

   Class B                                              8,764,992             -             -                            8,764,992

   Class Y                                            333,328,453             -   100,354,584                          433,683,037

   Shares outstanding:
   Class A                                            558,178,290   667,214,994             -                        1,225,393,284

   Class B                                              8,746,986             -             -                            8,746,986

   Class Y                                            333,865,811             -   100,352,990                          434,218,801

   (See Notes which are an integral part of the Pro Forma Financial Statements)


(1)To eliminate prepaid expenses not allocable to the combined fund.


                                                 Evergreen Money          FFB Cash    Lexicon Cash
                                                 Market Fund             Management    Management                      Pro Forma
                                                                            Fund          Fund       Adjustments        Combined
INVESTMENT INCOME
Interest income                                 $28,497,633          $15,062,217    $6,355,471                       $49,915,321
EXPENSES:
Investment advisory fee                           2,474,385            2,082,772       466,450         972,391(1)      5,995,998
Trustees' fees                                       27,233                6,674         4,806        (11,480)(2)         27,233
Administrative personnel and service fees                 0              866,975       198,241     (1,065,216)(1)              0
Custodian and portfolio accounting fees             128,109              119,373             0         21,124 (3)        268,606
Shareholder servicing fees                                0              672,589             0       (672,589)(5)              0
Transfer and dividend disbursing agent fees         586,516               14,709           365        (69,392)(2)        532,198
Distribution services fees                          614,193               65,818             0      1,739,303 (4)      2,419,314
Fund share registration costs                       115,786              188,206         7,006              0            310,998
Professional fees                                    58,504               45,581        30,280        (46,609)(2)         87,756
Printing and postage                                 48,152               17,121        24,754        (39,180)(6)         50,847
Insurance premiums                                   14,493               21,471         1,845        (20,316)(6)         17,493
Miscellaneous                                        14,716               32,018         3,269        (27,929)(6)         22,074
TOTAL EXPENSES                                    4,082,087            4,133,307       737,016        780,107          9,732,517

Less fee waiver and expense reimbursements       (1,247,263)            (19,328)      (44,012)       487,451 (7)        (823,152)

NET EXPENSES                                      2,834,824            4,113,979       693,004      1,267,558           8,909,365

NET INVESTMENT INCOME                            25,662,809           10,948,238     5,662,467     (1,267,558)         41,005,956

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain(loss)on investments              (488,904)                               247               0          (490,978)
Net gain (loss)on investments                      (488,904)              (2,321)          247               0          (490,978)
Net increase in net assets resulting from
operations                                      $25,173,905          $10,945,917    $5,662,714      (1,267,558)      $40,514,978


(See Notes which are an integral part of the Pro Forma Financial Statements)

(1) Reflects an increase in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedule.

(2) Reflects elimination of duplicate service fees.

(3) Based on surviving Fund's contract in effect for custodian and portfolio accounting services.

(4) Reflects an increase in distribution service fees for Class A shares based on the surviving Fund's fee schedule and combined Class A net assets.

(5) Reflects the elimination of a shareholder service fee that is not applicable under the surviving Fund's fee structure.

(6) Adjustment reflects the expected cost savings when the funds combine.

(7) Reflects an increase in waiver of investment advisory fee based on the surviving Fund's voluntary advisory fee waiver in effect for the year ended June 30, 1995. The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.




Evergreen Money Market Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)

June 30, 1995



1. Basis of Combination - The Pro forma Statement of Assets and Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro Forma Statement of Operations ("Pro forma Statements") reflect the accounts of Evergreen Money Market Fund ("Evergreen"), FFB Cash Management Fund ( FFB ) and FFB Lexicon Cash Management Fund ("Lexicon ) at June 30, 1995 and for the year then ended.


 The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of FFB and Lexicon in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be August 31, the fiscal year end of Evergreen. The Evergreen Money Market Fund's accounts at June 30, 1995 and for the year then ended includes the accounts of First Union Money Market Portfolio which transferred its assets and liabilities to Evergreen on July 7, 1995.


 The Reorganization will be accomplished through a series of acquisitions of substantially all of the assets of FFB and Lexicon by Evergreen, and the assumption by Evergreen of certain identified liabilities of FFB and Lexicon. Thereafter, there will be a distribution of such shares of Evergreen to shareholders of FFB and Lexicon in liquidation of and subsequent termination of FFB and Lexicon. The information contained herein is based on the experience of each fund for the year ended June 30, 1995 and is designed to permit shareholders of FFB and Lexicon to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen, FFB and Lexicon in con-nection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.

 The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.


2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen Class A shares to FFB shareholders and Evergreen Class Y shares to Lexicon shareholders which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the June 30, 1995 net assets of FFB and Lexicon ($667,214,994 and $100,354,584 respectively) and the net asset value per share of Evergreen of $1.


 The pro forma shares outstanding of 1,225,393,284 Class A, 8,746,986 Class B, and 434,218,801 Class Y consist respectively of 667,214,994 and 100,352,990 additional shares Class A and Y to be issued in the proposed reorganization, as calculated above, in addition to shares of Evergreen outstanding as of June 30, 1995.


3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory fee, administrative personnel and service fees, and distribution service fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June 30, 1995. In accordance with the fee schedule in effect for Evergreen, the Adviser will reimburse the combined Fund to the extent that the Fund's aggregate annual operating expenses (including the advisory fee but excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees and shareholder service fees, and extraordinary expenses) exceed 1.00% of the average net assets for any fiscal year. Additionally, the Adviser may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. An adjustment has been made to the combined Fund's expenses to increase the waiver of investment advisory fee based on the voluntary advisory fee waiver in effect for Evergreen for the year ended June 30, 1995. The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.